GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CARRYING AMOUNT OF GOODWILL

The change in the carrying amount of goodwill by reporting unit is as follows:

	Acquisition of
	Guohebing	Kunlunjiexin	Zhuge Inc.	Molun SAAS	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2020	-	-	-	-	-
Additions	147,001	19,222	104,674	-	270,897
Impairment	(82,467)	(19,222)	(47,403)	-	(149,092)
Balance as of December 31, 2021	64,534	-	57,271	-	121,805
Additions	-	-	-	40,029	40,029
Impairment	(10,107)	-	(57,271)	(40,029)	(107,407)
Balance as of December 31, 2022	54,427	-	-	-	54,427
Additions	-	-	-	-	-
Impairment	-	-	-	-	-
Balance as of December 31, 2023	54,427	-	-	-	54,427